Operating expenses - Schedule of Operating Expenses (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Salaries and social security costs	£ 3,819	£ 3,651	£ 3,310
Pensions and other retirement benefit schemes (note 12)	526	355	455
Restructuring and other staff costs	327	487	307
Staff costs:	4,672	4,493	4,072
Premises and equipment costs	454	449	332
Depreciation and amortisation	3,426	2,905	2,396
UK bank levy	147	150	148
Regulatory and legal provisions (note 28)	899	675	255
Other	2,594	2,720	2,556
Operating expenses before adjustment for:	12,192	11,392	9,759
Amounts attributable to the acquisition of insurance and participating investment contracts	(182)	(183)	(168)
Amounts reported within insurance service expenses	(409)	(386)	(354)
Total operating expenses	11,601	10,823	9,237
Social security contributions	428	371	341
Gain loss on sale of leased assets net operating leases	59	93	197
Premises
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment including right-of-use assets	96	110	114
Equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment including right-of-use assets	400	388	561
Operating lease assets
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment including right-of-use assets	1,410	1,070	570
Right-of-use assets (note 25)
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation, property, plant and equipment including right-of-use assets	£ 198	£ 209	£ 226